Restructuring Costs (Tables)	6 Months Ended	12 Months Ended
	Jun. 27, 2014	Dec. 31, 2013
Restructuring Liability Activity

The following table presents the restructuring liability activity for the six month periods ended June 28, 2013 and June 27, 2014 (in thousands):

	Severance costs	Lease termination costs	Other costs	Total
Balance - December 31, 2012	$180	$1,070	$98	$1,348
Current period restructuring charges	172	-	-	172
Cash payments	(222)	(120)	(98)	(440)

Balance - June 28, 2013	$130	$950	$-	$1,080

	Severance costs	Lease termination costs	Other costs	Total
Balance - December 31, 2013	$1,112	$818	$65	$1,995
Current period restructuring charges	629	631	1,294	2,554
Cash payments	(1,088)	(104)	(899)	(2,091)

Balance - June 27, 2014	$653	$1,345	$460	$2,458

The following presents the restructuring liability activity for the years ended December 31, 2012 and 2013 as follows (in thousands):

	Severance costs	Lease termination costs	Other costs	Total
Balance—December 31, 2011	$283	$1,314	$—	$1,597
Utilization of reserve	(283)	(244)	—	(527)
Current year restructuring charges	910	—	721	1,631
Cash payments	(730)	—	(623)	(1,353)

Balance—December 31, 2012	180	1,070	98	1,348
Utilization of reserve	(180)	(252)	(98)	(530)
Current year restructuring charges	2,095	—	855	2,950
Cash payments	(983)	—	(790)	(1,773)

Balance—December 31, 2013	$1,112	$818	$65	$1,995